Statement of Comprehensive Income Statement - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of analysis of other comprehensive income by item [line items]
Profit (loss) for the year		$ 971	$ (7)	$ 150
Items that will be reclassified subsequently to profit or loss:
Items that will be reclassified subsequently to profit or loss:		38	0	(50)
Exchange differences on translation of foreign operations	[1]	38	0	(50)
Items that will not be reclassified subsequently to profit or loss:
Items that will not be reclassified subsequently to profit or loss:		86	14	(91)
Exchange differences on translation of non-foreign operations	[1]	(16)	4	(100)
Net gain (loss) on equity investments		98	6	9
Actuarial gain (loss) recognised		10	2	5
Deferred taxation thereon		(6)	2	(5)
Other comprehensive income (loss) for the year, net of tax		124	14	(141)
Total comprehensive income (loss) for the year, net of tax		1,095	7	9
Equity shareholders
Comprehensive income (loss) attributable to AngloGold Ashanti		1,121	378	75
Non-controlling interests
Attributable to non-controlling interests		18	5	17
Discontinued operations
Equity shareholders
Comprehensive income (loss) attributable to AngloGold Ashanti		$ (44)	$ (376)	$ (83)

[1]	Exchange differences arising on translation of foreign and non-foreign operations have been restated to reflect those that will be reclassified subsequently to profit or loss and those that will not be reclassified subsequently to profit or loss. Refer to note 1.